Financial Instruments - Sensitivity Analysis Of Reasonably Possible Change Non-Designated Foreign Currency Derivatives (Details) (Detail) - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Impact on profit or loss before tax	R$ 10,000
Impact on pre-tax equity	10,619
Cash and cash equivalents-deposits [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 62,441
Reasonably possible change	5.00%
Impact on profit or loss before tax	R$ 3,122
Impact on pre-tax equity	3,122
Short term investments-equity securities [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 240
Reasonably possible change	5.00%
Impact on pre-tax equity	R$ 12
Short term investments-equity securities [member] | Euro Member Countries, Euro
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 8,278
Reasonably possible change	5.00%
Impact on pre-tax equity	R$ 414
Short term investments-others [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 183,937
Reasonably possible change	5.00%
Impact on profit or loss before tax	R$ 9,197
Impact on pre-tax equity	9,197
Trade receivables [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 3,861
Reasonably possible change	5.00%
Impact on pre-tax equity	R$ 193
Other accounts receivable [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ 423
Reasonably possible change	5.00%
Impact on profit or loss before tax	R$ 21
Impact on pre-tax equity	21
Trade Accounts Payable [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ (41,788)
Reasonably possible change	5.00%
Impact on profit or loss before tax	R$ (2,089)
Impact on pre-tax equity	(2,089)
Other Accounts Payable [member] | United States of America, Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Book value	R$ (5,022)
Reasonably possible change	5.00%
Impact on profit or loss before tax	R$ (251)
Impact on pre-tax equity	R$ (251)